UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		05/08/2008
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    92

Form 13F Information Table Value Total:  $  108757
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  OTHER
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  3857   81132  SH               SOLE        N/A         81132
Enterprise Prd Prtnrs LpCOM            293792107  3792   127691 SH               SOLE        N/A        127691
Enbridge Energy         COM            29250R106  3463   72825  SH               SOLE        N/A         72825
Kinder Morgan Energy Lp UNIT LTD PART  494550106  3361   61460  SH               SOLE        N/A         61460
Oneok Partners Lp       UNIT LTD PARTN 68268N103  2986   51935  SH               SOLE        N/A         51935
Suburban Propane        UNIT LTD PART  864482104  2838   73080  SH               SOLE        N/A         73080
Magellan Midstream PartnCOM UNIT RP LP 559080106  2645   65300  SH               SOLE        N/A         65300
Teppco Partners L P     UT LTD PARTNER 872384102  2394   69402  SH               SOLE        N/A         69402
Johnson & Johnson       COM            478160104  2354   38188  SH               SOLE        N/A         38188
Ferrellgas Partners     UNIT LTD PART  315293100  2312   109630 SH               SOLE        N/A        109630
Nokia Corporation       SPONSORED ADR  654902204  2229   70020  SH               SOLE        N/A         70020
Ishares Emerging Mkt    MCSI EMERG MKT 464287234  2221   16528  SH               SOLE        N/A         16528
FedEx Corporation       COM            31428X106  2192   23656  SH               SOLE        N/A         23656
Lab Cp Of Amer Hldg New COM            50540R409  2117   28735  SH               SOLE        N/A         28735
Zimmer Holdings Inc     COM            98956P102  2107   27059  SH               SOLE        N/A         27059
Coventry Health Care IncCOM            222862104  2088   51743  SH               SOLE        N/A         51743
Energy Transfer PartnersUNIT LTD PARTN 29273R109  2081   45570  SH               SOLE        N/A         45570
Noble Corp              SHS            G65422100  2025   40765  SH               SOLE        N/A         40765
Emerson Electric Co     COM            291011104  2012   39090  SH               SOLE        N/A         39090
McGraw-Hill Cos         COM            580645109  1997   54035  SH               SOLE        N/A         54035
Fiserv Inc              COM            337738108  1969   40940  SH               SOLE        N/A         40940
Nustar Energy, LP       UNIT COM       67058H102  1864   38477  SH               SOLE        N/A         38477
Marathon Oil Group      COM            565849106  1806   39610  SH               SOLE        N/A         39610
Realty Income           COM            756109104  1796   70110  SH               SOLE        N/A         70110
Plum Creek Timber       COM            729251108  1668   40990  SH               SOLE        N/A         40990
General Electric        COM            369604103  1632   44105  SH               SOLE        N/A         44105
Global Payments Inc     COM            37940X102  1544   37325  SH               SOLE        N/A         37325
Chevrontexaco Corp      COM            166764100  1511   17817  SH               SOLE        N/A         17817
Intuit Inc              COM            461202103  1459   54015  SH               SOLE        N/A         54015
General Dynamics Corp   COM            369550108  1430   17158  SH               SOLE        N/A         17158
L-3 Communications HldgsCOM            502424104  1415   12945  SH               SOLE        N/A         12945
Archer-Daniels-Midlnd CoCOM            039483102  1405   34130  SH               SOLE        N/A         34130
Amerigas Propane        COM            030975106  1312   43500  SH               SOLE        N/A         43500
Sunoco Logistics PartnerCOM UNITS      86764L108  1280   26225  SH               SOLE        N/A         26225
Microsoft Corp          COM            594918104  1216   42845  SH               SOLE        N/A         42845
Goldman Sachs           COM            38141G104  1188   7183   SH               SOLE        N/A          7183
Prologis                SH BEN INT     743410102  1186   20145  SH               SOLE        N/A         20145
Mylan Labs.             COM            628530107  1181   101822 SH               SOLE        N/A        101822
Pepsico Inc             COM            713448108  1158   16035  SH               SOLE        N/A         16035
Target Corporation      COM            87612E106  1150   22690  SH               SOLE        N/A         22690
Kimberly Clark          COM            494368103  1134   17565  SH               SOLE        N/A         17565
Best Buy Company Inc.   COM            086516101  1116   26925  SH               SOLE        N/A         26925
Bank of America         COM            060505104  1104   29126  SH               SOLE        N/A         29126
Energy Transfer Equity  COM UT LTD PTN 29273V100  1100   35200  SH               SOLE        N/A         35200
Clorox Company          COM            189054109  1051   18560  SH               SOLE        N/A         18560
Thor Industries         COM            885160101  963    32355  SH               SOLE        N/A         32355
Staples Inc             COM            855030102  942    42615  SH               SOLE        N/A         42615
Nationwide Finl Svcs ClaCL A           638612101  933    19730  SH               SOLE        N/A         19730
Computer Sciences Corp  COM            205363104  920    22550  SH               SOLE        N/A         22550
S P D R -S&P 500        UNIT SER 1     78462F103  802    6075   SH               SOLE        N/A          6075
Vanguard Large Growth   GROWTH ETF     922908736  792    13675  SH               SOLE        N/A         13675
Exxon-Mobil             COM            30231G102  772    11932  SH               SOLE        N/A         11932
Royal Bk Cda Montreal   COM            780087102  728    15663  SH               SOLE        N/A         15663
International Dividend AINTL DIV ACHV  73935X716  699    37725  SH               SOLE        N/A         37725
Equitable Resources Inc SH BEN INT     294549100  648    11000  SH               SOLE        N/A         11000
S&P Small Cap 600       S&P SMLCAP 600 464287804  632    10552  SH               SOLE        N/A         10552
Dominion Resources Inc. COM            25746U109  613    15010  SH               SOLE        N/A         15010
Willis Group Holdings   SHS            G96655108  600    17856  SH               SOLE        N/A         17856
Fidelity Natl Finl Inc  COM            31620R105  586    31945  SH               SOLE        N/A         31945
Lowes Companies         COM            548661107  565    24648  SH               SOLE        N/A         24648
Conocophillips          COM            20825C104  560    7350   SH               SOLE        N/A          7350
Ishares Intermediate CorLEHMAN INTER C 464288638  543    5320   SH               SOLE        N/A          5320
Entergy Corp.           COM            29364G103  529    4846   SH               SOLE        N/A          4846
Ishares International EAMSCI EAFE IDX  464287465  512    7125   SH               SOLE        N/A          7125
Auto Data Processing    COM            053015103  504    11885  SH               SOLE        N/A         11885
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  494    6354   SH               SOLE        N/A          6354
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  473    10250  SH               SOLE        N/A         10250
Royal Caribbean Cruises COM            V7780T103  472    14345  SH               SOLE        N/A         14345
Lincoln National Corp   COM            534187109  468    9000   SH               SOLE        N/A          9000
Merrill Lynch & Co.     COM            590188108  444    10890  SH               SOLE        N/A         10890
Halliburton Company     COM            406216101  419    10650  SH               SOLE        N/A         10650
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  403    3827   SH               SOLE        N/A          3827
Duke                    COM            26441C105  400    23512  SH               SOLE        N/A         23512
Schlumberger            COM            806857108  392    4700   SH               SOLE        N/A          4700
Commercial Metals Co    COM            201723103  383    12775  SH               SOLE        N/A         12775
BB&T Corporation        COM            054937107  353    15648  SH               SOLE        N/A         15648
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  349    7585   SH               SOLE        N/A          7585
Western Union           COM            959802109  339    15925  SH               SOLE        N/A         15925
Trane Inc               COM            892893108  329    7165   SH               SOLE        N/A          7165
Vanguard Emerging MarketEMR MKT ETF    922042858  325    3460   SH               SOLE        N/A          3460
Pepsi Bottlling Group   COM            713409100  316    9320   SH               SOLE        N/A          9320
Ishare S&P 500          UNIT SER 1     464287200  300    2269   SH               SOLE        N/A          2269
Oneok Inc New           UNIT LTD PARTN 682680103  295    6615   SH               SOLE        N/A          6615
MBIA Inc                COM            55262C100  295    24155  SH               SOLE        N/A         24155
Equity Residential PropeSH BEN INT     29476L107  288    6950   SH               SOLE        N/A          6950
Synovus Financial Corp. COM            87161c105  281    25450  SH               SOLE        N/A         25450
Berkshire Hathaway Cl B CL B           084670207  268    60     SH               SOLE        N/A            60
Sealed Air              COM            81211K100  247    9816   SH               SOLE        N/A          9816
Scana Corporation       COM            80589M102  220    6001   SH               SOLE        N/A          6001
Anheuser Busch          COM            035229103  210    4425   SH               SOLE        N/A          4425
Procter & Gamble Co     COM            742718109  205    2931   SH               SOLE        N/A          2931
WT Internat. CommunicatiINTL COMMUNICA 97717W745  202    6605   SH               SOLE        N/A          6605

Total                                                   108757